Loans (Schedule Of Loans Composition, Net Of Capitalized Origination Costs And Unearned Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 538,442	$ 383,881
Allowance for loan and lease losses	(5,305)	(4,875)	(4,280)
Loans held for investment, net of allowance	533,137	379,006
Loans held for sale	3,363	80,867
Total loans, net of allowance	536,500	459,873
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	246,324	203,880
Allowance for loan and lease losses	(2,148)	(1,523)
Percent of Total	45.75%	53.11%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	172,711	150,796
Allowance for loan and lease losses	(2,756)	(3,086)
Percent of Total	32.08%	39.28%
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	22,004	24,291
Allowance for loan and lease losses	(194)	(245)
Percent of Total	4.09%	6.33%
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	3,191	4,886
Allowance for loan and lease losses	(12)	(21)
Percent of Total	0.59%	1.27%
Guaranteed Student Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	94,028
Allowance for loan and lease losses	(195)
Percent of Total	17.46%	0.00%
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 184	$ 28
Percent of Total	0.03%	0.01%